NOTES PAYABLE (Details Narrative) - USD ($)							1 Months Ended		12 Months Ended
	Nov. 29, 2023	Oct. 25, 2023	Oct. 23, 2023	Jun. 30, 2022	Nov. 05, 2021	Sep. 24, 2021	Jun. 30, 2023	Jul. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 28, 2023	May 12, 2023	Feb. 06, 2023	Feb. 02, 2023	Jan. 12, 2023	Dec. 09, 2022	Aug. 09, 2022	Jul. 01, 2022	Aug. 03, 2021	Jul. 02, 2021	Jun. 30, 2021
Short-Term Debt [Line Items]
Interest expense									$ 14,716	$ 9,909
Interest expense									353,945	109,525
Proceeds from convertible debt									1,605,635	7,533,915
Net debt balance									$ 854,697	$ 4,406,758			$ 600,000
Aggregate purchase price								$ 8,500,000			$ 15,900,000
Original issue discount rate percentage									8.00%	8.00%
Conversion of stock amount converted										$ 200,000
Warrant, exercise price					$ 1,831.20	$ 1,831.20			$ 1.5675				$ 3.64					$ 170.04	$ 170.04	$ 2,400.00		$ 2,760.00
Aggregate principal amount									$ 2,033,249	$ 4,100,537
Warrants to purchase common shares					3,011	1,507							210,085					19,450	19,450		4,608	78,751
Common stock, par value									$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001
Amortization of financing costs and discounts									$ 326,151
Financed insurance premiums							$ 400,000		445,737	399,949
Financed Insurance Premiums [Member]
Short-Term Debt [Line Items]
Interest expense									14,715	9,909
Interest paid									$ 9,402
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Aggregate purchase price			$ 1,800,000
Warrant, exercise price			$ 1.5675
Maximum [Member]
Short-Term Debt [Line Items]
Warrant, exercise price																						$ 2,760.00
Minimum [Member]
Short-Term Debt [Line Items]
Warrant, exercise price									$ 2,402.40													$ 2,400.00
Warrant [Member]
Short-Term Debt [Line Items]
Warrant, exercise price		$ 1.5675	$ 1.5675										$ 0.125				$ 16.80
Warrants to purchase common shares		1,255,697										2,511,394	3,727,813	318,451			549,993
Warrant [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Warrant, exercise price													$ 4.86	$ 12.60
Warrant [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Warrant, exercise price													3.64	$ 8.58
Twenty Twenty Three Notes [Member]
Short-Term Debt [Line Items]
Interest expense									$ 339,230
Net debt balance									651,878
Aggregate principal amount									1,836,000
Amortization of debt discount premium									100,000
Amortization of financing costs									300,000
Amortization of financing costs and discounts									100,000
Twenty Twenty Three Notes [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Original issue discount rate			8.00%
Aggregate purchase price			$ 200,000
Debt instrument accrue interest rate			6.00%
Debt instrument conversion price			$ 1.5675
Debt instrument redemption premium percentage			10.00%
Twenty Twenty Three Notes [Member] | First Closing Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Aggregate purchase price		$ 566,667
Aggregate principal amount		$ 612,000
Warrants to purchase common shares		1,255,697
Common stock, par value		$ 0.0001
Twenty Twenty Three Notes [Member] | Second Closing Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Aggregate purchase price	$ 1,133,333
Aggregate principal amount	$ 1,224,000
Warrants to purchase common shares	2,511,394
Twenty Twenty Three Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt maturity date	May 28, 2024
Twenty Twenty Three Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt maturity date	Apr. 25, 2024
Twenty Twenty Three Notes [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Payments of debt issuance costs									1,100,000
Amortization of financing costs									$ 200,000
2021 Notes [Member]
Short-Term Debt [Line Items]
Convertible debt					$ 10,600,000	$ 5,300,000
Proceeds from convertible debt					$ 9,400,000	$ 4,600,000
Debt instrument, interest rate									5.00%
Original issue discount rate									6.00%
Payments of debt issuance costs									$ 15,900,000
Percentage of cash settlement premium									8.00%
Interest expense after consideration of conversion										200,000
Warrant, exercise price				$ 187.20									3.64
2022 Notes [Member]
Short-Term Debt [Line Items]
Convertible debt				$ 8,000,000.0
Net debt balance				4,240,000						4,203,579
Aggregate purchase price				4,000,000.0
Initial fair value				12,090,000.00
Loss on issuance of fair value				3,600,000
Issuance costs				$ 1,100,000
Original issue discount rate				6.00%
Original issue discount				$ 500,000
Legal and investment banking fees				$ 600,000
Change in fair value of convertible notes										3,100,000
Original issue discount rate percentage									6.00%
Warrants to purchase common stock				38,900
Warrant, exercise price				$ 170.04				$ 187.20
Debt term				5 years
Convertible debt									$ 5,000,000.0
Debt instrument accrue interest rate									6.00%
Outsatnding balance converted																$ 3,100,000
Cash ture-up value before conversion																400,000
Cash ture-up value after conversion																$ 600,000
Aggregate principal amount										$ 3,905,264
2022 Notes [Member] | Letter Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument conversion price													9.01			$ 24.07
2022 Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument, redemption price, percentage									20.00%
Debt maturity date									Feb. 07, 2024
2022 Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt maturity date									Dec. 29, 2023
2022 Notes [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Conversion price, percent				92.00%
Twenty Twenty Two Notes And Two Thousand Twenty One [Member]
Short-Term Debt [Line Items]
Warrant, exercise price													$ 0.125